INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－10 INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Income tax current year	109	275	325

Income tax expense	109	275	325

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Cayman Islands, British Virgin Islands, Singapore and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Income before income taxes	117	1,904	1,852
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	20	324	315
Different tax rates in other countries	(80)	(5)	3
Tax effect of non-taxable income	(58)	(5)	-
Tax holiday	227	11	14
Other	-	(50)	(7)

Income tax expense	109	275	325

Cayman Islands

INNEOVA Holdings is considered to be an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands.

British Virgin Islands

INNEOVA Group is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands.

Singapore

INNEOVA Industrial, INNEOVA Automotive and Autozone (S) are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

Malaysia

INNEOVA Malaysia is operating in Malaysia and is subject to the Malaysia tax law at the corporate tax rate at 24% on the assessable income arising in Malaysia during its tax year.

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
	$’000	$’000

Deferred tax liabilities:
Accelerated tax depreciation	38	39

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2024 and 2023, and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2024.